Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Summary of changes in the carrying amount of goodwill

Amount
RMB
Balance as of December 31, 2017	—
Additions (Note 9)	147,296
Balance as of December 31, 2018	147,296
Additions (Note 9)	12,743
Impairment	(147,296)
Translation adjustments	(46)
Balance as of December 31, 2019	12,697